FINANCIAL INSTRUMENTS - Schedule of Outstanding Forward Foreign Exchange Contracts Balances (Detail)
€ in Thousands, ¥ in Thousands, ¥ in Thousands, £ in Thousands, kr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	3 Months Ended										12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 AUD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 GBP (£)	Mar. 31, 2021 SEK (kr)	Mar. 31, 2021 SGD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 JPY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Schedule of Outstanding Forward Foreign Exchange Contracts Balances [Line Items]
Foreign Currency Amount	$ 2,966									$ 477	$ (9,047)				$ 3,269	$ (4,257)
British Pound Sterling [Member]
Schedule of Outstanding Forward Foreign Exchange Contracts Balances [Line Items]
US Dollar Amount	$ 53,075										$ 6,088
Weighted Average Exchange Rate Per $1 USD	0.73										0.77
Foreign Currency Amount | £					£ 38,639									£ 4,715
Euro [Member]
Schedule of Outstanding Forward Foreign Exchange Contracts Balances [Line Items]
US Dollar Amount	$ 22,474
Weighted Average Exchange Rate Per $1 USD	0.85
Foreign Currency Amount | €		€ 19,000
Canadian Dollar [Member]
Schedule of Outstanding Forward Foreign Exchange Contracts Balances [Line Items]
US Dollar Amount	$ 101,384										$ 67,274
Weighted Average Exchange Rate Per $1 USD	1.26										1.31
Foreign Currency Amount				$ 127,760									$ 87,847
Swedish Krona [Member]
Schedule of Outstanding Forward Foreign Exchange Contracts Balances [Line Items]
US Dollar Amount	$ 1,066
Weighted Average Exchange Rate Per $1 USD	8.45
Foreign Currency Amount | kr						kr 9,000
Japanese Yen [Member]
Schedule of Outstanding Forward Foreign Exchange Contracts Balances [Line Items]
US Dollar Amount	$ 17,550
Weighted Average Exchange Rate Per $1 USD	105.08
Foreign Currency Amount | ¥									¥ 1,843,408
Australian Dollar [Member]
Schedule of Outstanding Forward Foreign Exchange Contracts Balances [Line Items]
US Dollar Amount	$ 10,639										$ 10,639
Weighted Average Exchange Rate Per $1 USD	1.34										1.34
Foreign Currency Amount			$ 14,300									$ 14,300
Singapore Dollar [Member]
Schedule of Outstanding Forward Foreign Exchange Contracts Balances [Line Items]
US Dollar Amount	$ 2,433
Weighted Average Exchange Rate Per $1 USD	1.34
Foreign Currency Amount							$ 3,250
Chinese Yuan Renminbi [Member]
Schedule of Outstanding Forward Foreign Exchange Contracts Balances [Line Items]
US Dollar Amount	$ 21,241
Weighted Average Exchange Rate Per $1 USD	6.52
Foreign Currency Amount | ¥								¥ 138,483